Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Supplemental cash flow information for the years ended December 31 is as follows:

	2014	2013	2012
Cash paid for interest	$119.7	$119.1	$38.1
Cash paid for taxes	$3.2	$0.6	$2.3